Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

April 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)

CIK No. 0000880859

Invesco International Core Equity Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on April 1, 2016 (Accession Number: 0001193125-16-527773).

Please contact the undersigned at (404) 439-3407, if you have any questions regarding this filing.

Very truly yours,

/s/ Odeh Stevens

Odeh Stevens

Senior Counsel